Offerings	Jul. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	15,000,000
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.50
Offering Note	Represents unsecured obligations of the registrant under the Celestica LLC Supplemental Executive Retirement Plan. The deferred compensation obligations are unsecured obligations of Celestica Inc. (the "registrant") to pay deferred compensation in the future in accordance with the terms of the Plans. Solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), the amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the Plans.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	Represents unsecured obligations of the registrant under the Celestica LLC 2025 Executive Compensation Deferral Plan. The deferred compensation obligations are unsecured obligations of the registrant to pay deferred compensation in the future in accordance with the terms of the Plans. Solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, the amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the Plans.